Fair value measurements - Additional Information (Detail) (JPY ¥)	12 Months Ended								3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2013 Ashikaga Holdings Co., Ltd. [Member]	Mar. 31, 2012 Ashikaga Holdings Co., Ltd. [Member]	Mar. 31, 2011 Ashikaga Holdings Co., Ltd. [Member]	Mar. 31, 2012 Netting [Member]	Mar. 31, 2013 Netting [Member]	Mar. 31, 2012 Interest rate contracts [Member]	Mar. 31, 2013 Equity contracts [Member]	Mar. 31, 2012 Credit contracts [Member]	Mar. 31, 2013 Credit contracts [Member]	Mar. 31, 2013 Foreign exchange contracts [Member]	Mar. 31, 2013 Structured notes [Member]	Mar. 31, 2012 Financial assets (excluding derivative assets) [Member]	Mar. 31, 2013 Financial assets (excluding derivative assets) [Member]	Mar. 31, 2012 Equities [Member]	Mar. 31, 2013 Equities [Member]		Mar. 31, 2013 Investment trust funds and other [Member]	Mar. 31, 2012 Financial liabilities (excluding derivative liabilities) [Member]	Mar. 31, 2013 Financial liabilities (excluding derivative liabilities) [Member]	Mar. 31, 2012 Trading liabilities [Member]	Mar. 31, 2013 Trading liabilities [Member]	Mar. 31, 2013 Investment trust funds and other, liabilities [Member]	Mar. 31, 2013 Non-trading debt securities [Member]	Mar. 31, 2013 Other [Member]	Mar. 31, 2012 Bank and corporate debt securities and loans for trading purposes [Member]	Mar. 31, 2013 Bank and corporate debt securities and loans for trading purposes [Member]	Mar. 31, 2012 Long-term borrowings [Member]	Mar. 31, 2013 Long-term borrowings [Member]	Mar. 31, 2013 Commercial mortgage-backed securities ("CMBS") [Member]	Mar. 31, 2013 Collateralized debt obligations ("CDO") and other [Member]	Mar. 31, 2013 Loans and receivables [Member]	Mar. 31, 2013 Foreign government, agency and municipal securities [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Amount of discount or liquidity adjustment in inactive markets
Loss from change on the fair value measurements applied to derivatives	11,000,000,000
Adjustment to reflect own creditworthiness			37,000,000,000													8,000,000,000
Transfer from Level 1 to Level 2																	115,000,000,000	631,000,000,000	113,000,000,000	361,000,000,000		15,000,000,000	180,000,000,000	80,000,000,000	171,000,000,000	72,000,000,000	8,000,000,000	249,000,000,000	6,000,000,000
Transfer from Level 2 to Level 1																	12,000,000,000	455,000,000,000	7,000,000,000	441,000,000,000		5,000,000,000	7,000,000,000	391,000,000,000	7,000,000,000	388,000,000,000			7,000,000,000
Transfers out of Level 3, assets	111,000,000,000	[1]	132,000,000,000	[1]					21,000,000,000		19,000,000,000				14,000,000,000		25,000,000,000	126,000,000,000		25,000,000,000										16,000,000,000	35,000,000,000			6,000,000,000	5,000,000,000	6,000,000,000	44,000,000,000
Transfers out of Level 3, liabilities	61,000,000,000	[1]	95,000,000,000	[1]						15,000,000,000		8,000,000,000		19,000,000,000									48,000,000,000	61,000,000,000								48,000,000,000	59,000,000,000
Transfers into Level 3, Assets	154,000,000,000	[1]	119,000,000,000	[1]					34,000,000,000	8,000,000,000	14,000,000,000		21,000,000,000	15,000,000,000			15,000,000,000	146,000,000,000		6,000,000,000	[1]									9,000,000,000	69,000,000,000 [1]						62,000,000,000	[1]
Transfers into Level 3, liabilities	111,000,000,000	[1]	2,000,000,000	[1]											6,000,000,000								1,000,000,000	111,000,000,000									110,000,000,000
Recognized losses when the transfer into Level 3 occurred											5,000,000,000		2,000,000,000																				7,000,000,000
Recognized gains when the transfer into Level 3 occurred																																					9,000,000,000
Percentage of ownership of common stock						47.00%	47.00%	45.50%
Total revenue	2,079,943,000,000		1,851,760,000,000		1,385,492,000,000	99,000,000,000	101,000,000,000	106,000,000,000
Total expense						80,000,000,000	84,000,000,000	90,000,000,000
Net income	105,691,000,000		26,054,000,000		31,925,000,000	15,000,000,000	17,000,000,000	16,000,000,000
Total assets	37,942,439,000,000		35,697,312,000,000			5,434,000,000,000	5,354,000,000,000
Total liabilities	35,623,456,000,000		33,308,175,000,000			5,155,000,000,000	5,097,000,000,000
Gains from changes in fair value of the financial liabilities for which the fair value option was elected attributable, to the change in creditworthiness	31,000,000,000		17,000,000,000		9,000,000,000
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans	1,000,000,000		1,000,000,000
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings	20,000,000,000		13,000,000,000
Concentrations of credit risk, percentage	22.00%		18.00%
Office buildings, land, equipment and facilities, impaired during period, fair value			¥ 17,000,000,000

[1]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.